Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 480	€ 361
Capitalized contract cost, non-current	1,435	1,072
Assets recognised from costs to obtain or fulfil contracts with customers	1,915	1,433
Other current non-financial assets	1,188	889
Other non-current non-financial assets	1,701	1,301
Other non-financial assets	€ 2,889	€ 2,191
Capitalized contract cost as % of other non-financial assets, current	40.00%	41.00%
Capitalized contract cost as % of other non-financial assets, non-current	84.00%	82.00%
Capitalized contract cost as % of other non-financial assets	66.00%	65.00%
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 414	€ 326
Capitalized contract cost, non-current	1,318	1,006
Assets recognised from costs to obtain or fulfil contracts with customers	1,732	1,332
Amortization expenses of capitalized contract costs	€ 367	€ 231
Commissions
Incremental Costs of Obtaining Customer Contracts
Amortization period	eight years to 12 years	18 months to 12 years
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period	six years
Capitalized contract cost, current	€ 66	€ 35
Capitalized contract cost, non-current	117	66
Assets recognised from costs to obtain or fulfil contracts with customers	183	101
Amortization expenses of capitalized contract costs	€ 81	€ 50